Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Plan considers events or transactions that occur after the date of the Statement of Net Assets Available for Benefits, but before the financial statements are issued, to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through June 25, 2026, the date these financial statements were issued.